UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA PARTNERS LLC
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Address:   767 Fifth Avenue, 8th Floor
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           New York, New York 10153
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Form 13F File Number:     028-10328
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles Penner
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Title:     General Counsel
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Phone:     212 455-0900
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Signature, Place, and Date of Signing:

/s/ Charles Penner               New York, New York        November 16, 2009
------------------------   ------------------------------   ---------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        45
                                               -------------

Form 13F Information Table Value Total:        $1,306,619
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE




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
                                                         FORM 13F INFORMATION TABLE

   COLUMN 1                       COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                                                                                                                         VOTING
                                                              VALUE    SHRS OR    SH/  PUT/  INVESTMENT   OTHER        AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP     (x$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE SHARED NONE


ABERCROMBIE & FITCH CO         CL A              002896207    7,651      232,690  SH         SOLE                 217,790     14,900
ADVANCED MICRO DEVICES INC     NOTE 5.750% 8/1   007903AN7   14,602   17,084,000  PRN        SOLE
ANIXTER INTL INC               COM               035290105   10,364      258,385  SH         SOLE                 242,091     16,294
APOLLO COMMERCIAL REAL ESTATE  COM               03762U105    6,538      357,258  SH         SOLE                 322,605     34,653
ARCADIA RES, INC               COM               039209101   18,417   25,298,102  SH         SOLE               5,298,102
ARCH CAP GROUP LTD             ORD               G0450A105   25,830      382,435  SH         SOLE                 358,125     24,310
ASPEN INSURANCE HOLDINGS LTD   SHS               G05384105   30,167    1,139,651  SH         SOLE               1,078,551     61,100
BRINKER INTL INC               COM               109641100   11,087      704,811  SH         SOLE                 660,411     44,400
BROCADE COMMUNICATIONS SYS I   COM NEW           111621306    7,867    1,000,900  SH         SOLE                 938,000     62,900
CAREER EDUCATION CORP          COM               141665109   37,422    1,539,366  SH         SOLE               1,458,926     80,440
CHARMING SHOPPES INC           NOTE 1.125% 5/0   161133AE3    8,805   12,000,000  PRN        SOLE
CHARMING SHOPPES INC           COM               161133103   12,725    2,581,066  SH         SOLE               2,418,366    162,700
CHUBB CORP                     COM               171232101   25,467      505,201  SH         SOLE                 472,921     32,280
COLEMAN CABLE INC              COM               193459302    5,227    1,253,492  SH         SOLE               1,253,492
COLONY FINANCIAL INC           COM               19624R106    4,139      211,696  SH         SOLE                 198,406     13,290
CONVERGYS CORP                 COM               212485106   80,697    8,118,418  SH         SOLE               8,118,418
COPART INC                     COM               217204106   20,089      604,897  SH         SOLE                 604,897
COREL CORP NEW                 COM               21869X103    5,902    2,090,232  SH         SOLE               2,090,232
DIRECTV GROUP INC              COM               25459L106   25,958      941,200  SH         SOLE                 882,100     59,100
ENSCO INTL INC                 COM               26874Q100    9,515      223,663  SH         SOLE                 209,243     14,420
FIRST NIAGARA FINL GP INC      COM               33582V108   30,810    2,498,800  SH         SOLE               2,367,300    131,500
GLOBE SPECIALTY METALS INC     COM               37954N206    6,211      688,584  SH         SOLE                 648,399     40,185
HILLTOP HOLDINGS INC           COM               432748101    5,506      449,100  SH         SOLE                 449,100
HOSPITALITY PPTYS TR           COM SH BEN INT    44106M102   56,803    2,788,552  SH         SOLE               2,644,496    144,056
HUTCHINSON TECHNOLOGY INC      NOTE 3.250% 1/1   448407AF3    3,794    5,000,000  PRN        SOLE
IMMUCOR INC                    COM               452526106   68,395    3,864,113  SH         SOLE               3,659,833    204,280
ITT EDUCATIONAL SERVICES INC   COM               45068B109   34,619      313,549  SH         SOLE                 295,859     17,690
NATIONAL FUEL GAS CO N J       COM               636180101   60,652    1,323,989  SH         SOLE               1,255,752     68,237
NRDC ACQUISITION CORP          COM               62941R102   20,670    1,999,044  SH         SOLE               1,892,644    106,400
OLD NATL BANCORP IND           COM               680033107    5,886      525,550  SH         SOLE                 492,550     33,000
PEPCO HOLDINGS INC             COM               713291102   21,027    1,413,133  SH         SOLE               1,324,490     88,643
PEPSICO INC                    COM               713448108   53,756      916,407  SH         SOLE                 865,807     50,600
PETROHAWK ENERGY CORP          COM               716495106    4,418      142,104  SH         SOLE                 133,104      9,000
PINNACLE ENTMT INC             COM               723456109   13,171    1,292,549  SH         SOLE               1,211,399     81,150
PRG-SCHULTZ INTERNATIONAL IN   COM NEW           69357C503   12,945    2,311,669  SH         SOLE               2,206,391    105,278
QWEST COMMUNICATIONS INTL IN   COM               749121109   40,174   10,544,365  SH         SOLE               9,956,959    587,406
RALCORP HLDGS INC NEW          COM               751028101   40,095      685,744  SH         SOLE                 650,014     35,730
REGIONS FINANCIAL CORP NEW     COM               7591EP100  124,367    2,002,708  SH         SOLE               1,876,731    125,977
SCHERING PLOUGH CORP           COM               806605101   92,458    3,272,836  SH         SOLE               3,086,473    186,363
SCRIPPS NETWORKS INTERACT IN   CL A COM          811065101   10,224      276,695  SH         SOLE                 259,295     17,400
TESSERA TECHNOLOGIES INC       COM               88164L100   10,099      362,088  SH         SOLE                 338,748     23,340
TICKETMASTER ENTMT INC         COM               88633P302   23,179    1,982,774  SH         SOLE               1,862,845    119,929
TRANSATLANTIC HLDGS INC        COM               893521104   50,053      997,658  SH         SOLE                 946,838     50,820
TYCO INTERNATIONAL LTD         SHS               H89128104   21,091      611,677  SH         SOLE                 573,098     38,579
WYETH                          COM               983024100  127,747    2,629,625  SH         SOLE               2,477,325    152,300
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